(Loss) Income per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted (Loss) Income Per Share

The calculations of basic (loss) income per share and diluted (loss) income per share are as follows:

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2016
Basic loss per share	$(9,534)	36,672,957	$(0.26)
Effect of dilutive securities — Stock options		—
Diluted loss per share	$(9,534)	36,672,957	$(0.26)

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2017
Basic income per share	$3,944	36,807,275	$0.11
Effect of dilutive securities — Stock options		685,163
Diluted income per share	$3,944	37,492,438	$0.11

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2018
Basic loss per share	$(13,254)	37,826,398	$(0.35)
Effect of dilutive securities — Stock options		—
Diluted loss per share	$(13,254)	37,826,398	$(0.35)